Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2023	2024
	$	$
At cost:
Computer and network equipment	263	12
Office equipment	499	66
Motor vehicles	61	-
Production equipment	464	216
	1,287	294
Less: accumulated depreciation	(969)	(287)

	318	7

Depreciation expense from continuing operations was $143, $184 and $208 for the years ended December 31, 2022, 2023 and 2024, respectively. Certain fully depreciated computer equipment, motor vehicles and office equipment were disposed in the year 2023.

	For the years ended December 31,
	2022	2023	2024
	$	$	$
Cost of revenues	-	85	79
General and administrative expenses	143	99	129

	143	184	208